STOCK-BASED COMPENSATION PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
STOCK-BASED COMPENSATION PLAN
STOCK-BASED COMPENSATION PLANS

15. STOCK-BASED COMPENSATION PLANS

        Under our Stock Incentive Plan, as amended and restated ("the "Stock Incentive Plan"), a plan approved by stockholders, we may grant nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, phantom stock, performance awards and other stock-based awards to our employees, directors and consultants and to employees and consultants of our subsidiaries, provided that incentive stock options may be granted solely to employees. The terms of the grants are fixed at the grant date. As of March 31, 2014, we were authorized to grant up to 32.6 million shares under the Stock Incentive Plan. As of March 31, 2014, we had 4 million shares remaining under the Stock Incentive Plan available for grant. Option awards have a maximum contractual term of 10 years and generally must have an exercise price at least equal to the market price of our common stock on the date the option award is granted. Stock-based awards generally vest over a three-year period.

        The compensation cost from continuing operations under the Stock Incentive Plan was as follows (dollars in millions):

	Three months ended March31,
	2014	2013
Compensation cost	$7	$7

        The total income tax benefit recognized in the statements of operations for stock-based compensation arrangements was $1 million and $2 million for the three months ended March 31, 2014 and 2013, respectively.

STOCK OPTIONS

        The fair value of each stock option award is estimated on the date of grant using the Black-Scholes valuation model that uses the assumptions noted in the following table. Expected volatilities are based on the historical volatility of our common stock through the grant date. The expected term of options granted was estimated based on the contractual term of the instruments and employees' expected exercise and post-vesting employment termination behavior. The risk-free rate for periods within the contractual life of the option was based on the U.S. Treasury yield curve in effect at the time of grant. The assumptions noted below represent the weighted average of the assumptions utilized for stock options granted during the periods.

	Three months ended March 31,
	2014	2013
Dividend yield	2.4%	2.8%
Expected volatility	60.3%	62.6%
Risk-free interest rate	1.7%	1.0%
Expected life of stock options granted during the period	5.7 years	5.6 years

        A summary of stock option activity under the Stock Incentive Plan as of March 31, 2014 and changes during the three months then ended is presented below:

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2014	10,019	$15.39
Granted	1,116	21.22
Exercised	(224)	18.62
Forfeited	—	—

Outstanding at March 31, 2014	10,911	15.92	5.3	$92

Exercisable at March 31, 2014	8,506	15.16	4.1	79

        The weighted-average grant-date fair value of stock options granted during the three months ended March 31, 2014 was $9.63 per option. As of March 31, 2014, there was $18 million of total unrecognized compensation cost related to nonvested stock option arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 2.3 years.

        The total intrinsic value of stock options exercised during the three months ended March 31, 2014 and 2013 was $1 million and $9 million, respectively.

NONVESTED SHARES

        Nonvested shares granted under the Stock Incentive Plan consist of restricted stock, which is accounted for as an equity award, and phantom stock, which is accounted for as a liability award because it can be settled in either stock or cash. A summary of the status of our nonvested shares as of March 31, 2014 and changes during the three months then ended is presented below:

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2014	1,830		$15.31	574	$16.03
Granted	730		21.22	237	21.22
Vested	(715)	(1)	16.07	(283)	15.97
Forfeited	(5)		15.99	(4)	15.93

Nonvested at March 31, 2014	1,840		17.36	524	18.41

(1)
As of March 31, 2014, a total of 388,299 restricted stock units were vested, of which 44,534 vested during the three months ended March 31, 2014. These shares have not been reflected as vested shares in this table because, in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.

        As of March 31, 2014, there was $36 million of total unrecognized compensation cost related to nonvested share compensation arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 2.2 years. The value of share awards that vested during the three months ended March 31, 2014 and 2013 was $19 million and $17 million, respectively.

21. STOCK-BASED COMPENSATION PLAN

        Under the Stock Incentive Plan, a plan approved by stockholders, we may grant non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock, phantom stock, performance awards and other stock- based awards to our employees, directors and consultants and to employees and consultants of our subsidiaries, provided that incentive stock options may be granted solely to employees. The terms of the grants are fixed at the grant date. As of December 31, 2013 we were authorized to grant up to 32.6 million shares under the Stock Incentive Plan. As of December 31, 2013, we had 6 million shares remaining under the Stock Incentive Plan available for grant. Option awards have a maximum contractual term of 10 years and generally must have an exercise price at least equal to the market price of our common stock on the date the option award is granted. Stock- based awards generally vest over a three-year period.

        The compensation cost from continuing operations under the Stock Incentive Plan for our Company was as follows (dollars in millions):

	Year ended December 31,
	2013	2012	2011
Compensation cost	28	26	22

        The total income tax benefit recognized in the statement of operations for stock-based compensation arrangements was $7 million, $6 million and $6 million for the years ended December 31, 2013, 2012 and 2011, respectively.

        The fair value of each stock option award is estimated on the date of grant using the Black-Scholes valuation model that uses the assumptions noted in the following table. Expected volatilities are based on the historical volatility of our common stock through the grant date. The expected term of options granted was estimated based on the contractual term of the instruments and employees' expected exercise and post-vesting employment termination behavior. The risk-free rate for periods within the contractual life of the option was based on the U.S. Treasury yield curve in effect at the time of grant. The assumptions noted below represent the weighted averages of the assumptions utilized for all stock options granted during the year.

	Year ended December 31,
	2013	2012	2011
Dividend yield	2.8%	3.0%	2.3%
Expected volatility	62.5%	65.3%	65.6%
Risk-free interest rate	1.0%	1.3%	2.8%
Expected life of stock options granted during the period	5.6 years	6.6 years	6.6 years

STOCK OPTIONS

        A summary of stock option activity under the Stock Incentive Plan as of December 31, 2013 and changes during the year then ended is presented below:

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2013	10,517	$14.52
Granted	1,239	17.87
Exercised	(1,365)	9.65
Forfeited	(372)	21.18

Outstanding at December 31, 2013	10,019	15.39	4.9	$92

Exercisable at December 31, 2013	7,614	15.14	3.8	72

        The weighted-average grant-date fair value of stock options granted during 2013, 2012 and 2011 was $7.93, $6.36 and $9.17 per option, respectively. As of December 31, 2013, there was $10 million of total unrecognized compensation cost related to nonvested stock option arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 1.7 years.

        During the years ended December 31, 2013, 2012 and 2011, the total intrinsic value of stock options exercised was $14 million, $10 million and $19 million, respectively.

NONVESTED SHARES

        Nonvested shares granted under the Stock Incentive Plan consist of restricted stock, which is accounted for as an equity award, and phantom stock, which is accounted for as a liability award because it can be settled in either stock or cash. A summary of the status of our nonvested shares as of December 31, 2013 and changes during the year then ended is presented below:

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2013	1,789		$13.87	638	$14.50
Granted	803		17.88	270	17.85
Vested	(753)	(1)	14.61	(314)	14.57
Forfeited	(9)		17.01	(20)	15.60

Nonvested at December 31, 2013	1,830		15.31	574	16.03

(1)
As of December 31, 2013, a total of 591,106 restricted stock units were vested, of which 74,768 vested during 2013. These shares have not been reflected as vested shares in this table because, in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.

        As of December 31, 2013, there was $21 million of total unrecognized compensation cost related to nonvested share compensation arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 1.7 years. The value of share awards that vested during the years ended December 31, 2013, 2012 and 2011 was $18 million, $21 million and $23 million, respectively.